EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.02 Schedule 7

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value
2091100			Qualifying Total Debt Income Ratio	37.52	42.300